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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      December 31, 1994
                                                   -----------------


Check here if Amendment  [X]            Amendment Number:      5
                                                           ---------
   This Amendment (Check only one): [X]   is a restatement

                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -----------------------------------------
Title:    Vice President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

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
           /s/ E.J. BIRD                                   Greenwich, CT                                   February 11, 2000
          -----------------------------------------        ------------------------------             ----------------------
                         (Signature)                              (City, State)                               (Date)
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Report Type (Check only one):

  [ X ]   13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

  [   ]   13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [   ]   13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              NONE
Form 13F Information Table Entry Total:                           24
Form 13F Information Table Value Total:                     $563,598
                                                      (in thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                           FORM 13F INFORMATION TABLE

COLUMN 1:               COLUMN 2:    COLUMN 3:    COLUMN 4:          COLUMN 5:         COLUMN 6: COLUMN 7:       COLUMN 8:
--------------------    --------    ---------    ----------  -----------------------   --------- --------  ---------------------
                                                                                                                  VOTING
                                                FAIR MARKET                                      OTHER           AUTHORITY
                        TITLE OF    CUSIP          VALUE      SHRS OR     SH/   PUT/  INVESTMENT  MANA-   (a)     (b)      (c)
 NAME OF ISSUER          CLASS      NUMBER       (x $1,000)   PRN AMT     PRN   CALL  DISCRETION  GERS    SOLE   SHARED    NONE
---------------------   -------   -----------   ----------  ----------   -----  ----  ---------- -------  ----------------------
American Express Co     Common     025816-10-9    31,025     1,051,700      SH             SOLE          1,051,700
--------------------------------------------------------------------------------------------------------------------------------
Bankers Trust
 NY Corp.               Common     066365-10-7    45,695       825,200      SH             SOLE            825,200
--------------------------------------------------------------------------------------------------------------------------------
Citicorp                Common     173034-10-9     6,318       152,700      SH             SOLE            152,700
--------------------------------------------------------------------------------------------------------------------------------
Columbia Gas Sys Inc.   Common     197648-10-8    13,663       581,400      SH             SOLE            581,400
--------------------------------------------------------------------------------------------------------------------------------
Dean Witter
 Discover & Co.         Common     24240V-10-1     2,778        82,000      SH             SOLE             82,000
--------------------------------------------------------------------------------------------------------------------------------
Enquirer/Star
 Group Inc              Common     293554-10-1     3,245       199,700      SH             SOLE            199,700
--------------------------------------------------------------------------------------------------------------------------------
Fund Amern
 Enterprises Hldgs      Common     360768-10-5    32,187       445,500      SH             SOLE            445,500
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Ln
 Mtg Corp               Common     313400-30-1    41,036       812,600      SH             SOLE            812,600
--------------------------------------------------------------------------------------------------------------------------------
Financial Security
 Assurn Hldgs           Common     31769P-10-0     4,303       204,900      SH             SOLE            204,900
--------------------------------------------------------------------------------------------------------------------------------
Glendale Fed Bk
 Fed Svgs Bank          Common     378507-50-3        48         5,000      SH             SOLE              5,000
--------------------------------------------------------------------------------------------------------------------------------
GP Financial Corp.      Common     361935-10-9    19,078       925,000      SH             SOLE            925,000
--------------------------------------------------------------------------------------------------------------------------------
Kemper Corp             Common     488396-10-2     3,575        94,400      SH             SOLE             94,400
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Hldg Inc.              Common     524908-10-0    33,711     2,285,500      SH             SOLE          2,285,500
--------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.          Common     581556-10-7    57,779     1,771,000      SH             SOLE          1,771,000
--------------------------------------------------------------------------------------------------------------------------------
National Health
 Labs Inc               Common     63633E-10-2     4,259       321,400      SH            DEFINED          321,400
--------------------------------------------------------------------------------------------------------------------------------
National Health
 Labs Inc.              Common     63633E-10-2    63,752     4,811,500      SH             SOLE          4,811,500
--------------------------------------------------------------------------------------------------------------------------------
PS Group Inc.           Common     693624-10-8    12,776     1,174,770      SH             SOLE          1,174,770
--------------------------------------------------------------------------------------------------------------------------------
QVC  Inc.               Common     747262-10-3       345         8,200      SH             SOLE              8,200
--------------------------------------------------------------------------------------------------------------------------------
Reebok Intl Ltd         Common     758110-10-0    32,398       820,200      SH             SOLE            820,200
--------------------------------------------------------------------------------------------------------------------------------
Student Loan
 Marketing Assn.        Common     863871-50-5     4,719       145,200      SH             SOLE            145,200
--------------------------------------------------------------------------------------------------------------------------------
Salomon Inc             Common     79549B-10-7    33,675       898,000      SH             SOLE            898,000
--------------------------------------------------------------------------------------------------------------------------------
Transamerica Corp       Common     893485-10-2    18,378       369,400      SH             SOLE            369,400
--------------------------------------------------------------------------------------------------------------------------------
Viacom Inc.             Common Rts 925524-14-2     2,589     2,301,400      SH    Call     SOLE          2,301,400
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co        Common     949740-10-4    96,266       663,900      SH             SOLE            663,900
--------------------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS                                    563,598
